Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000130466 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130466 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000130466 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130466 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000130466 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000130466 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130466 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130466 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130466 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130466 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130466 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130466 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130466 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130466 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130466 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130466 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130466 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130466 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130466 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000130466 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000130466 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130466 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130466 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130466 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130466 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000130466 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130466 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130466 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130466 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000130466 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130466 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014127 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014127 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000014127 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014127 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014127 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000014127 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014127 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014127 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014127 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014127 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000014127 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014127 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014127 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014127 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000014127 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014127 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014127 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014127 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000014127 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014127 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014127 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000014127 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014127 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014127 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014127 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000014127 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014127 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014127 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000014127 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014127 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014126 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000014126 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014126 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014126 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000014126 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014126 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014126 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014126 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014126 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000014126 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014126 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014126 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014126 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000014126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014126 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014126 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014126 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000014126 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014126 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014126 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000014126 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014126 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014126 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014126 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000014126 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014126 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014126 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000014126 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014126 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014125 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014125 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000014125 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014125 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014125 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000014125 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014125 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014125 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014125 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014125 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000014125 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014125 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014125 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014125 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000014125 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014125 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014125 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014125 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000014125 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014125 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014125 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000014125 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014125 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014125 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014125 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000014125 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014125 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014125 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000014125 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014125 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000049945 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000049945 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000049945 [Member] | Industria de Diseno Textill SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000049945 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000049945 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000049945 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000049945 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000049945 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000049945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000049945 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049945 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049945 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049945 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000049945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049945 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049945 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049945 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049945 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049945 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049945 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049946 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000049946 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000049946 [Member] | Industria de Diseno Textill SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000049946 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000049946 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000049946 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000049946 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000049946 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000049946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000049946 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049946 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049946 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049946 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000049946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049946 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049946 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049946 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049946 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049946 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049946 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049947 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000049947 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000049947 [Member] | Industria de Diseno Textill SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000049947 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000049947 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000049947 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000049947 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000049947 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000049947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000049947 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049947 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049947 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049947 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000049947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049947 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049947 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049947 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049947 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049947 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049947 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130468 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000130468 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000130468 [Member] | Industria de Diseno Textill SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000130468 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000130468 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000130468 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130468 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130468 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000130468 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000130468 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130468 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130468 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130468 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130468 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130468 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130468 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130468 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130468 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130468 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.